Bernstein, Shur, Sawyer & Nelson, P.A. 100 Middle Street PO Box 9729 Portland, ME 04104-5029 T (207) 774 - 1200 F (207) 774 - 1127 Caleb C.B. DuBois (207) 228-7378 direct cdubois@bernsteinshur.com

October 7, 2016

Ms. Maryann Doubledar

Division of Investment Management

Disclosure Review Office

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Capitol Series Trust (File No. 811-22895/ 33-191495)

Dear Ms. Doubledar:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Capitol Series Trust (the “Trust”) is Post-Effective Amendment No. 25 under the 1933 Act and Amendment No. 26 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The purpose of this Amendment is to add the following new series: Hedeker Strategic Appreciation Fund (the “Fund”).

The Trust anticipates that this filing shall become effective on December 21, 2016 pursuant to Rule 485(a)(2) of the 1933 Act. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Trust’s Registration Statement.

Please do not hesitate to contact me at (207) 228-7378 or e-mail me at cdubois@bernsteinshur.com if you have any questions regarding this filing.

Very truly yours,

/s/ Caleb C.B. DuBois

bernsteinshur.com